REVENUE INFORMATION	12 Months Ended
Dec. 31, 2022
REVENUE INFORMATION
REVENUE INFORMATION

19. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Electric scooter sales	2,143,292,397	3,252,988,512	2,853,895,423
Accessory and spare parts sales	258,928,790	397,088,122	242,296,734
Service revenues	42,107,577	54,460,785	72,405,177
Revenues	2,444,328,764	3,704,537,419	3,168,597,334

The following summarizes the Group’s revenue from the following geographic areas (based on the location of customers):

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	2,039,210,587	3,158,966,932	2,583,843,616
Europe	305,244,466	430,201,301	343,157,877
Others	99,873,711	115,369,186	241,595,841
Revenues	2,444,328,764	3,704,537,419	3,168,597,334